Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Mar. 31, 2026
Freehold property [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	50 years
Computer [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	3 years
Furniture and fittings [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	10 years
Office equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Expected useful life (Number of years)	5 years